Segment reporting (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Schedule of Selected Financial Information by Segment
The following tables summarize selected financial information by segment for the six months ended June 30, 2026 and 2025.

	For the six months ended June 30, 2026
(€ thousands)	Zegna	Thom Browne	Tom Ford Fashion	Corporate	Intersegment Eliminations	Group Consolidated
Revenues with third parties	707,367	123,106	156,817	—	—	987,290
Intersegment revenues	16,898	—	—	—	(16,898)	—
Revenues	724,265	123,106	156,817	—	(16,898)	987,290

Profit before taxes						46,485
Financial income						(9,373)
Financial expenses						28,989
Foreign exchange losses						3,082
Result from investments accounted for using the equity method						(644)
Operating profit						68,539
Adjustments:
Severance costs (1)	2,855	439	385	—	—	3,679
Impairment of stores (2)	782	30	568	—	—	1,380
Legal costs for trademark dispute (3)	—	857	—	—	—	857
Adjusted EBIT	106,921	(8,318)	(12,118)	(12,022)	(8)	74,455

Depreciation and amortization	(81,618)	(13,933)	(20,698)	(7,305)	—	(123,554)
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(1)Primarily relates to severance indemnities, of which €2,611 thousand and €1,068 thousand are recorded within “selling, general and administrative expenses” and “cost of sales” in the semi-annual condensed consolidated statement of profit, respectively.
(2)Impairment of stores includes (i) €838 thousand related to right-of-use assets, (ii) €538 thousand related to property, plant and equipment and (iii) €4 thousand related to intangible assets. These amounts are recorded within “selling, general and administrative expenses” in the semi-annual condensed consolidated statement of profit.
(3)Relates to legal costs of €857 thousand in connection with defending a legal dispute initiated by Adidas AG alleging that Thom Browne infringed on its intellectual property rights. This amount is recorded within “selling, general and administrative expenses” in the semi-annual condensed consolidated statement of profit.

	For the six months ended June 30, 2025
(€ thousands)	Zegna	Thom Browne	Tom Ford Fashion	Corporate	Intersegment Eliminations	Group Consolidated
Revenues with third parties	645,821	129,154	152,715	—	—	927,690
Intersegment revenues	14,498	308	—	—	(14,806)	—
Revenues	660,319	129,462	152,715	—	(14,806)	927,690

Profit before taxes						68,018
Financial income						(21,207)
Financial expenses						25,408
Foreign exchange gains						(10,214)
Result from investments accounted for using the equity method						(659)
Operating profit						61,346
Adjustments:
Impairment of stores (1)	1,652	203	4,246	—	—	6,101
Severance costs (2)	677	—	226	—	—	903
Legal costs for trademark dispute (3)	—	320	—	—	—	320
Adjusted EBIT	94,390	4,482	(19,430)	(10,673)	(99)	68,670

Depreciation and amortization	(85,469)	(15,144)	(21,666)	(42)	—	(122,321)
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(1)Impairment of stores includes (i) €4,046 thousand related to right-of-use assets, (ii) €2,016 thousand related to property, plant and equipment and (iii) €39 thousand related to intangible assets. These amounts are recorded within “selling, general and administrative expenses” in the semi-annual condensed consolidated statement of profit.
(2)Primarily relates to severance indemnities. This amount is recorded within “selling, general and administrative expenses” in the semi-annual condensed consolidated statement of profit.
(3)Relates to legal costs of €320 thousand in connection with defending a legal dispute initiated by Adidas AG alleging that Thom Browne infringed on its intellectual property rights. This amount is recorded within “selling, general and administrative expenses” in the semi-annual condensed consolidated statement of profit.
The following table summarizes non-current assets (other than financial instruments and deferred tax assets) by geography at June 30, 2026 and at December 31, 2025.

(€ thousands)	At June 30, 2026	At December 31, 2025
EMEA (1)	617,000	516,202
of which Italy	353,674	302,941
Americas (2)	858,862	748,996
of which United States	827,511	720,968
Greater China Region	91,278	85,907
Rest of APAC (3)	86,431	90,847
Total non-current assets (other than financial instruments and deferred tax assets)	1,653,571	1,441,952
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(1)EMEA includes Europe, the Middle East and Africa.
(2)Americas includes the United States of America, Canada, Mexico, Brazil and other Central and South American countries.
(3)Rest of APAC includes Japan, South Korea, Singapore, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.